SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements except the following.

On January 30, 2024, the Company issued 60,000 of the Company’s restricted ordinary shares to Frank C. Ingriselli, the Company’s President, pursuant to his employment agreement with the Company, with 30,000 shares vesting on July 1, 2024 and 30,000 shares vesting on January 1, 2025.

On March 22, 2024, the Company filed a New F-3 Registration Statement, which includes a Prospectus Supplement and a base prospectus supplemented by the Prospectus Supplement, covering (i) the offering, issuance and sale by us of up to a maximum aggregate offering price of $50,000,000 of our ordinary shares, preferred shares, warrants, debt securities, rights, depositary shares, and/or units from time to time in one or more offerings, and (ii) up to a maximum aggregate offering price of $4,267,622 of our ordinary shares that may be issued and sold from time to time under the ATM Agreement, as amended by the ATM Amendment No.1 on March 22, 2024, with H.C. Wainwright & Co., LLC as Sales Agent. We are not permitted to sell any ATM Shares prior to the effectiveness of the New F-3 Registration Statement. As of the date of this report, the New F-3 Registration Statement has not been declared effective.